UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MANAGED MUNICIPALS FUND

FORM N-Q

NOVEMBER 30, 2017

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.7%
Alabama - 2.5%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project, GTD	5.000%	4/1/24	$1,770,000	$1,921,193
Civic Center Improvements Project, GTD	5.000%	4/1/25	1,970,000	2,137,726
Civic Center Improvements Project, GTD	5.000%	4/1/26	1,700,000	1,844,245
Civic Center Improvements Project, GTD	5.000%	4/1/27	1,500,000	1,626,840
Civic Center Improvements Project, GTD	5.000%	4/1/28	1,700,000	1,841,304
Civic Center Improvements Project, GTD	5.250%	4/1/29	1,750,000	1,909,950
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,260,840	(a)
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	7,200,000	8,160,048
Convertible CAB, Subordinated Lien, Step bond, 0.000% until 10/1/23; 7.750%	0.000%	10/1/46	2,000,000	1,662,600
Convertible CAB, Subordinated Lien, Step bond, 0.000% until 10/1/23; 7.900%	0.000%	10/1/50	69,910,000	57,917,639
Subordinated Lien Warrants	6.000%	10/1/42	16,030,000	18,685,530
Subordinated Lien Warrants	6.500%	10/1/53	12,300,000	14,658,156
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	6,180,000	7,619,198

Total Alabama				124,245,269

Alaska - 0.3%
Alaska State Housing Finance Corp. Revenue, State Capital Project II	5.000%	12/1/27	1,375,000	1,543,176
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	10,000,000	11,006,600

Total Alaska				12,549,776

Arizona - 0.8%
Arizona State Board of Regents University System Revenue	5.000%	7/1/41	3,450,000	3,957,150
Arizona State Board of Regents University System Revenue	5.000%	7/1/46	2,500,000	2,858,350
Arizona State IDA, Education Revenue:
Basis School Project	5.000%	7/1/37	600,000	629,778	(c)
Basis School Project	5.000%	7/1/47	860,000	890,410	(c)
Basis School Project	5.000%	7/1/51	2,580,000	2,663,153	(c)
SD Cred Program, Academies Math & Science	5.000%	7/1/47	1,300,000	1,450,735
Maricopa County, AZ, IDA, Education Revenue:
Greathearts Arizona Project, SD Cred Program	5.000%	7/1/48	600,000	685,788
Greathearts Arizona Project, SD Cred Program	5.000%	7/1/37	300,000	346,365
SD Cred Program, Great Hearts Arizona project	5.000%	7/1/52	1,000,000	1,132,430
Navajo Nation, AZ, Revenue	5.500%	12/1/30	5,235,000	5,748,815	(c)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies	5.000%	7/1/46	1,300,000	1,390,519
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	14,462,160
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	985,000	986,793

Total Arizona				37,202,446

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 19.8%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	$10,000,000	$10,817,400
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien	5.000%	10/1/34	6,750,000	7,744,545
Second Subordinated Lien	5.000%	10/1/37	2,250,000	2,559,150
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/33	1,750,000	2,031,138
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/34	1,350,000	1,563,395
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	9,000,000	10,176,480
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,295,560	(a)
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 1.250%)	2.210%	4/1/27	27,000,000	27,801,900	(b)(d)
San Francisco Bay Area	5.000%	4/1/34	15,000,000	15,700,050	(a)
San Francisco Bay Area	5.000%	4/1/39	10,000,000	10,125,000	(a)
San Francisco Bay Area	5.125%	4/1/39	42,525,000	44,579,383	(a)
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	6,981,401	(a)
Cedars-Sinai Medical Center	5.000%	8/15/39	12,895,000	13,650,518	(a)
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	37,339,820
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital At Stanford	5.000%	11/15/56	3,250,000	3,736,005
Stanford Hospital & Clinics	5.150%	11/15/40	24,150,000	26,505,832
California State University Revenue:
Systemwide	5.500%	11/1/39	10,000,000	10,565,300	(a)
Systemwide	5.000%	11/1/41	5,000,000	5,839,300
Systemwide	4.000%	11/1/45	1,500,000	1,579,890
California State, GO	5.000%	9/1/35	5,000,000	5,915,600
California State, GO:
Bid Group C	5.000%	8/1/33	10,000,000	11,900,900
Various Purpose	5.000%	9/1/35	6,500,000	7,690,280
Various Purpose	5.000%	9/1/36	8,000,000	9,444,400
Various Purpose	4.000%	11/1/37	5,000,000	5,368,000
California Statewide CDA Revenue:
American Baptist Homes of the West	5.000%	10/1/45	2,550,000	2,798,752
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	10,313,300	(a)
John Muir Health	5.125%	7/1/39	7,280,000	7,709,083
Methodist Hospital Project, FHA	6.750%	2/1/38	8,575,000	9,303,446	(a)
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	11,815,000	12,779,104
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue	5.000%	7/1/47	15,950,000	18,791,014
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,330,368	(a)
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/33	7,500,000	7,758,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/36	$4,000,000	$4,307,920
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	8,801,427	(a)
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,943,825
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	6,730,000	8,583,173
Long Beach, CA, Marina Revenue	5.000%	5/15/40	2,250,000	2,494,418
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	11,928,721	(a)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	2,000,000	2,152,540
Los Angeles International Airport	5.000%	5/15/40	7,500,000	8,058,900
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/37	4,825,000	5,755,742
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/38	1,000,000	1,191,040
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/44	10,000,000	11,480,800
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/47	13,000,000	15,339,350
Los Angeles, CA, Department of Water & Power Revenue:
Power System	5.000%	7/1/39	11,020,000	13,008,890
Power System	5.000%	7/1/46	2,000,000	2,317,560
Power System	5.000%	7/1/47	7,500,000	8,787,825
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,452,117	(a)
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,860,000	7,406,220
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	53,500,000	76,471,295
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	75,555,000	107,262,411
Modesto, CA, Irrigation District COP:
Capital Improvement	6.000%	10/1/39	10,600,000	11,226,142
Capital Improvement	6.000%	10/1/39	4,400,000	4,656,872	(a)
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	14,432,940
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	5,828,450	(a)
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	3,008,880
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	12,000,000	12,855,240
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	4,850,000	5,603,108
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	1,500,000	1,684,005
Senior Lien	5.750%	6/1/48	3,700,000	4,145,998
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/32	1,375,000	1,527,749
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/37	1,280,000	1,413,760
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	4,649,160
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	7,495,250
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	24,360,000	25,006,271
PFC, Grant	6.000%	7/1/39	29,130,000	29,926,705	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Sacramento, CA, Area Flood Control Agency, Special Assessment:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	$4,500,000	$4,659,030	(a)
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	15,545,550	(a)
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	31,749,000
Arrowhead Project	5.250%	8/1/26	5,000,000	5,308,900
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,630,823
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,087,060	(a)
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	2,874,348	(a)
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	12,100,502	(a)
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	26,400,000	27,999,840
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	35,774,460
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	5,344,800
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Project	5.000%	4/1/25	2,475,000	2,586,499
Multiple Capital Improvement Project	5.250%	4/1/26	1,435,000	1,504,913
Multiple Capital Improvement Project	5.250%	4/1/31	2,500,000	2,620,800
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,441,200
University of California, CA, Regents Medical Center Pooled Revenue	5.000%	5/15/47	4,000,000	4,596,680
University of California, CA, Revenue	5.000%	5/15/35	6,000,000	7,075,740

Total California				967,799,163

Colorado - 2.3%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	4,262,480
Base Village Metropolitan District #2 Co., GO	5.500%	12/1/36	785,000	817,782
Colorado High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,500,000	1,641,855
C-470 Express Lanes	5.000%	12/31/51	1,600,000	1,746,080
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project	5.000%	3/1/43	3,700,000	4,260,994
University of Denver Project	5.000%	3/1/47	4,900,000	5,621,721
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	9,586,885
Catholic Health Initiatives	5.000%	9/1/41	3,015,000	3,022,568
Evangelical Lutheran Good Samaritan Society Project	5.000%	6/1/47	1,700,000	1,882,716
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,511,105
Sisters Leavenworth	5.000%	1/1/35	2,755,000	2,922,697
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	63,335,250
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,396,750

Total Colorado				113,008,883

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - 0.8%
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	$6,150,000	$6,623,611
Sacred Heart University Inc.	5.125%	7/1/26	1,300,000	1,454,752	(a)
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,381,396	(a)
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	7,386,015	(a)
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	16,481,850	(a)
Connecticut State, GO	5.000%	10/15/34	5,360,000	6,090,407
Mashantucket Western Pequot Tribe Connecticut Special Revenue, Bonds (4.000% Cash, 2.050% PIK)	6.050%	7/1/31	8,571,817	342,873	(l)

Total Connecticut				39,760,904

Delaware - 0.5%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	1,145,000	1,196,250
Delaware State Housing Authority Revenue, Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	7/1/39	2,610,000	2,685,638
Delaware State Transportation Authority, U.S. 301 Project Revenue	5.000%	6/1/45	3,070,000	3,510,207
Delaware State Transportation Authority, U.S. 301 Project Revenue	5.000%	6/1/55	13,750,000	15,543,413

Total Delaware				22,935,508

District of Columbia - 0.3%
District of Columbia Revenue:
Ingleside Rock Creek Project	5.000%	7/1/42	700,000	738,108
Ingleside Rock Creek Project	5.000%	7/1/52	1,600,000	1,673,024
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	8,396,800
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,262,900

Total District of Columbia				16,070,832

Florida - 7.5%
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	10,703,500	(a)
Broward County, FL, Airport System Revenue	5.000%	10/1/42	3,500,000	4,052,965	(e)
Broward County, FL, Airport System Revenue	5.000%	10/1/45	18,000,000	20,426,220	(e)
Broward County, FL, Airport System Revenue	5.000%	10/1/47	3,350,000	3,863,923	(e)
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	4,769,730
Broward County, FL, School Board, COP	5.000%	7/1/31	8,750,000	10,113,687
Broward County, FL, School Board, COP	5.000%	7/1/32	8,000,000	9,217,200
Capital Trust Agency, FL, Senior Living Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	1,800,000	1,848,546	(c)
Citizens Property Insurance Corp., FL, Revenue:
Coastal	5.000%	6/1/19	30,000,000	31,452,000
Coastal	5.000%	6/1/20	20,000,000	21,573,000
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/26	2,500,000	2,815,800
Dade County, FL, IDA Revenue, Miami Cerebral Palsy Services Project	8.000%	6/1/22	850,000	853,578
Escambia County, FL, Health Facilities Authority Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	15,000	16,611	(f)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.125%	6/15/46	$3,030,000	$3,193,105	(c)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	500,000	580,230
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/29	2,720,000	3,135,725
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	5,000,000	5,614,750
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	2,000,000	2,223,960
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue	5.000%	10/1/42	4,750,000	5,491,760	(e)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue	5.000%	10/1/47	3,725,000	4,289,673	(e)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/26	6,250,000	7,016,312
Jacksonville, FL, Transit Revenue	5.000%	10/1/27	2,830,000	3,199,089
Jacksonville, FL, Transit Revenue	5.000%	10/1/29	9,000,000	10,116,630
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,092,650	(a)
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,638,975	(a)
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	10,000,000	10,238,700	(c)(e)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/29	20,525,000	22,912,263	(e)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	9,002,292
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/40	3,000,000	3,449,310	(e)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/41	7,250,000	8,378,825
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	27,771,966
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	18,465,000	20,005,166
Miami International Airport	5.000%	10/1/29	1,535,000	1,677,218	(a)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital	5.000%	8/1/42	540,000	614,029
Nicklaus Children’s Hospital	5.000%	8/1/47	6,500,000	7,362,355
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,279,300	(a)
AGC	5.250%	2/1/27	5,500,000	5,735,180	(a)
Orange County, FL, Health Facilities Authority Revenue:
Hospital-Orlando Regional Healthcare, AGM	5.000%	12/1/32	7,635,000	7,885,581
Hospital-Orlando Regional Healthcare, AGM	5.000%	12/1/32	5,365,000	5,550,736	(a)
Orlando Health Inc.	5.375%	10/1/23	6,500,000	6,947,135
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,402,480
Presbyterian Retirement Communities	5.000%	8/1/47	4,750,000	5,229,750
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	5,745,924	(a)
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/22	1,750,000	1,983,327
Orlando, FL, Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,029,950	(a)
Reunion, FL, East Community Development District, Special Assessment	6.600%	5/1/33	905,000	929,417
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	850,000	9	*(g)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	848,818	585,684	*(g)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,650,550
Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	4,165,133

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	$8,500,000	$8,942,170
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,705,000	1,759,782
AMBAC	5.200%	10/1/22	1,295,000	1,388,123	(a)
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	315,000	332,886
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,186,770
Volusia County, FL, Educational Facility Authority Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project	5.000%	10/15/47	2,750,000	3,165,772

Total Florida				366,607,402

Georgia - 3.9%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	54,371,500	(a)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	24,032,203	(a)
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/19	1,000,000	1,073,190
NATL	5.500%	11/1/27	1,000,000	1,223,680
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp. Vogtle Project	7.000%	1/1/23	5,000,000	5,032,400
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	18,053,100
Oglethorpe Power Corp. Vogtle Project, BHAC	5.700%	1/1/43	16,285,000	16,337,601
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,130,250
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	7,800,000	8,332,506
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	21,411,400	(a)
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	15,808,350
Georgia State Municipal Electric Authority Revenue, Power Revenue, AMBAC	7.250%	1/1/24	500,000	641,200
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	5,000,000	5,564,450
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.500%	9/15/26	10,000,000	11,882,800
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, AMBAC	6.250%	7/1/20	60,000	64,012	(f)
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	410,000	439,717
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,846,360	(a)
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,102,500	(a)
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,488,590	(a)

Total Georgia				192,835,809

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 7.1%
Chicago, IL, Board of Education, Capital Improvement, Special Tax	5.000%	4/1/46	$1,625,000	$1,755,081
Chicago, IL, Board of Education, GO:
Dedicated	5.000%	12/1/34	800,000	821,528
Dedicated	5.000%	12/1/36	1,500,000	1,537,950
Dedicated	5.000%	12/1/44	1,750,000	1,790,075
Dedicated	5.000%	12/1/46	1,000,000	1,021,300
Chicago, IL, GO	5.000%	1/1/25	1,420,000	1,557,087
Chicago, IL, GO	5.500%	1/1/33	12,510,000	13,583,733
Chicago, IL, GO	6.000%	1/1/38	7,945,000	9,124,515
Chicago, IL, GO	5.500%	1/1/40	4,500,000	4,854,690
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Green Bond	5.000%	12/1/39	10,095,000	11,218,573
Green Bond	5.000%	12/1/44	20,000,000	22,146,800
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	3,250,000	3,672,565	(e)
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	23,160,000	25,800,240	(a)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/32	3,325,000	3,746,012	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	3,000,000	3,369,690	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/34	10,975,000	12,290,354	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/35	500,000	558,245	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	6,283,980
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	7,000,000	7,735,910	(e)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	1,000,000	1,118,500
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien	5.000%	1/1/35	2,250,000	2,570,535
General, Senior Lien	5.000%	1/1/41	1,500,000	1,699,890
Senior Lien	5.000%	1/1/42	500,000	564,090	(e)
Senior Lien	5.000%	1/1/47	9,625,000	10,980,008
Senior Lien	5.000%	1/1/47	1,645,000	1,843,535	(e)
Senior Lien	5.000%	1/1/52	1,520,000	1,689,678	(e)
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/36	4,025,000	4,467,710
Second Lien	5.000%	1/1/38	1,000,000	1,105,910
Second Lien	5.000%	1/1/39	2,000,000	2,164,380
Second Lien	5.000%	1/1/44	6,000,000	6,420,720
Second Lien	5.000%	1/1/47	1,600,000	1,751,312
Chicago, IL, Waterworks Revenue:
Second Lien	5.000%	11/1/29	1,000,000	1,163,780
Second Lien	5.000%	11/1/39	11,840,000	12,905,955
Elk Grove Village, IL, GO	5.000%	1/1/31	1,200,000	1,411,296
Elk Grove Village, IL, GO	5.000%	1/1/34	1,350,000	1,571,238
Elk Grove Village, IL, GO	5.000%	1/1/36	1,300,000	1,508,546
Illinois State Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	19,363,950	(a)
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	4,026,800	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois Rush University Medical Center	6.625%	11/1/39	$28,025,000	$29,973,858	(a)
Memorial Health System	5.500%	4/1/39	12,000,000	12,608,520
Park Place of Elmhurst Project	6.240%	5/15/38	3,727,250	3,638,877
Park Place of Elmhurst Project	2.000%	5/15/55	657,750	36,183	*(g)
Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	7,000,000	8,044,680	(h)
Illinois State Toll Highway Authority Revenue	5.000%	1/1/41	8,100,000	9,244,368
Illinois State, GO	5.000%	2/1/27	24,345,000	26,214,696
Illinois State, GO	5.000%	2/1/28	2,230,000	2,408,355
Illinois State, GO	5.000%	2/1/29	1,300,000	1,394,679
Illinois State, GO	5.250%	2/1/32	5,525,000	5,879,760
Illinois State, GO	5.000%	1/1/33	2,500,000	2,646,225
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Project, State Appropriations	5.250%	6/15/50	9,305,000	9,629,745
McCormick Project, State Appropriations	5.000%	6/15/50	4,500,000	4,629,060
Metropolitan Pier & Exposition Authority, IL, Revenue:
CAB-McCormick Place Expansion Project	0.000%	12/15/52	16,500,000	2,955,315
McCormick Place Expansion Project	5.000%	6/15/57	1,000,000	1,075,070	(h)
Regional Transportation Authority Revenue, NATL	7.750%	6/1/20	580,000	631,115
Will County, IL, GO	5.000%	11/15/45	15,350,000	17,482,882

Total Illinois				349,689,549

Indiana - 1.4%
Indiana Finance Authority, IN, Wastewater Utility Revenue, Green Bonds, CWA Authority Project, NATL	5.000%	10/1/46	5,205,000	5,903,043
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority Project	5.000%	10/1/41	10,225,000	11,705,989
Indiana Municipal Power Agency, Power Supply System Revenue	5.625%	1/1/28	4,000,000	4,174,800	(a)
Indiana Municipal Power Agency, Power Supply System Revenue	5.750%	1/1/29	2,000,000	2,090,060	(a)
Indiana State Finance Authority Revenue, Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/40	5,000,000	5,408,300	(e)
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	9,543,710	(a)
Northern Indiana Commuter Transportation District, Industrial Revenue	5.000%	7/1/41	2,500,000	2,837,075
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	21,075,400	(a)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,968,200	(e)

Total Indiana				68,706,577

Kansas - 0.3%
Sedgwick County, KS, Public Building Commission Revenue	5.000%	2/1/39	4,355,000	4,948,238
Sedgwick County, KS, Public Building Commission Revenue	5.000%	2/1/44	3,000,000	3,400,350
Wyandotte County/Kansas City Unified Government Utility System Revenue:
Improvement	5.000%	9/1/40	2,000,000	2,292,260
Improvement	5.000%	9/1/45	3,000,000	3,427,200

Total Kansas				14,068,048

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - 0.4%
Kentucky State Economic Development Finance Authority Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	$4,000,000	$4,105,000
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,053,980
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,110,880
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,056,950

Total Kentucky				20,326,810

Louisiana - 0.9%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,118,350	(a)
Louisiana State PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	19,265,040
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	4,750,000	5,288,650
New Orleans, LA, Sewage Service Revenue	5.000%	6/1/40	2,000,000	2,249,460
New Orleans, LA, Sewage Service Revenue	5.000%	6/1/45	3,000,000	3,346,590
New Orleans, LA, Water Revenue	5.000%	12/1/40	2,000,000	2,253,580
New Orleans, LA, Water Revenue	5.000%	12/1/45	4,000,000	4,489,200
Shreveport, LA, Water & Sewer Revenue, AGM	5.000%	12/1/41	2,340,000	2,706,444

Total Louisiana				44,717,314

Maryland - 1.4%
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	8,000,000	8,516,480
Transportation Facilities Project	5.375%	6/1/25	7,500,000	7,993,350
Transportation Facilities Project	5.750%	6/1/35	19,000,000	20,226,640
Maryland State EDC, Private Activity Revenue:
Purple Line Light Rail Project, Green Bond	5.000%	9/30/26	2,950,000	3,250,723	(e)
Purple Line Light Rail Project, Green Bond	5.000%	3/31/36	1,485,000	1,678,005	(e)
Purple Line Light Rail Project, Green Bond	5.000%	3/31/41	2,650,000	2,974,996	(e)
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, AGM	5.000%	6/1/35	2,080,000	2,401,610
University of Maryland, College Park Project, AGM	5.000%	6/1/43	1,000,000	1,152,180
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	8,101,950	(a)
Lifebridge Health	6.000%	7/1/41	1,500,000	1,723,905	(a)
University of Maryland Medical System	5.000%	7/1/34	8,530,000	8,976,460	(a)
University of Maryland Medical System	5.000%	7/1/34	470,000	488,029

Total Maryland				67,484,328

Massachusetts - 4.1%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue	5.000%	7/1/45	1,500,000	1,721,595
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	12,000,000	12,692,760

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	$8,700,000	$9,326,487	(a)
Boston University	5.700%	10/1/40	13,105,000	14,072,149	(a)
Boston University	5.000%	10/1/46	5,000,000	5,765,900
Broad Institute Inc.	5.000%	4/1/34	2,280,000	2,721,134
Broad Institute Inc.	5.000%	4/1/36	3,150,000	3,720,748
Broad Institute Inc.	5.000%	4/1/37	500,000	589,660
Broad Institute Inc.	5.375%	4/1/41	16,000,000	17,920,160	(a)
Farber Cancer Institute	5.000%	12/1/41	3,500,000	4,004,280
Farber Cancer Institute	5.000%	12/1/46	3,500,000	3,995,425
Lahey Clinic Obligated Group	5.000%	8/15/45	3,650,000	4,085,007
Milford Regional Medical Center	5.750%	7/15/43	1,500,000	1,672,215
Partners Healthcare System	5.000%	7/1/47	30,400,000	34,547,776
Suffolk University	5.750%	7/1/39	11,635,000	12,388,483	(a)
Suffolk University	5.750%	7/1/39	5,865,000	6,227,809
UMass Boston Student Housing Project	5.000%	10/1/48	4,050,000	4,433,535
UMass Memorial Health Care	5.000%	7/1/46	1,930,000	2,129,273
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,379,916
WAGH Educational Foundation	5.000%	1/1/40	2,200,000	2,530,462
Massachusetts State HEFA Revenue:
Caregroup Inc.	5.000%	7/1/28	2,000,000	2,042,360	(a)
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,796,568	(a)
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,026,610	(a)
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,539,915	(a)
Massachusetts State Housing Finance Agency, Housing Revenue	7.000%	12/1/38	4,575,000	4,720,119
Massachusetts State Transportation Fund Revenue:
Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/42	6,950,000	8,191,339
Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/47	13,150,000	15,474,788
Massachusetts State Water Resources Authority Revenue:
General	5.000%	8/1/40	1,560,000	1,830,052
Green Bond	4.000%	8/1/40	15,000,000	15,935,700

Total Massachusetts				199,482,225

Michigan - 3.2%
Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien	5.250%	7/1/39	7,000,000	7,649,670
Detroit, MI, Water Supply System Revenue	5.000%	7/1/41	5,020,000	5,328,077
Detroit, MI, Water Supply System Revenue:
Second Lien, AGM	6.250%	7/1/36	9,980,000	10,703,650	(a)
Second Lien, AGM	6.250%	7/1/36	20,000	21,250
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/35	3,400,000	3,888,580
Senior Lien	5.000%	7/1/46	17,700,000	20,001,531
Michigan State Building Authority Revenue	5.000%	10/15/46	3,500,000	3,962,525
Michigan State Building Authority Revenue	5.000%	10/15/51	2,500,000	2,822,175

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	$16,500,000	$17,422,845
Facilities Program	6.000%	10/15/38	19,820,000	20,597,935	(a)
Facilities Program	6.000%	10/15/38	680,000	706,574
Facilities Program	5.250%	10/15/47	4,100,000	4,656,206
Michigan State Finance Authority Ltd. Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	8,220,000	8,336,724	(c)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	2,550,000	2,851,661
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	6,560,000	7,291,965
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	6,850,000	7,458,965
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,692,951
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,546,600
Michigan State Strategic Fund Ltd. Obligation Revenue, Michigan Senate Offices Project	5.250%	10/15/40	3,210,000	3,623,705
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	25,224,480	(a)

Total Michigan				156,788,069

Minnesota - 0.4%
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue:
Allina Health System	5.250%	11/15/28	5,565,000	5,955,051	(a)
Allina Health System	5.250%	11/15/28	5,395,000	5,804,534
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	7,970,000	9,043,161

Total Minnesota				20,802,746

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project	6.800%	4/1/22	3,000,000	3,480,150

Missouri - 1.0%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	8,734,345	(a)
Kansas City, MO, IDA Revenue, Downtown Redevelopment, AMBAC	5.000%	12/1/17	2,105,000	2,105,000	(f)
Kansas City, MO, IDA, Senior Living Facilities Revenue:
Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/46	3,500,000	3,476,095	(c)
Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	1,600,000	1,577,120	(c)
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	24,900,000	26,324,280	(a)
Children’s Mercy Hospital	5.625%	5/15/39	5,100,000	5,394,321

Total Missouri				47,611,161

Nevada - 0.4%
Reno, NV, Hospital Revenue:
Washoe Medical Center, AGM	5.500%	6/1/39	17,560,000	17,917,697	(a)
Washoe Medical Center, AGM	5.500%	6/1/39	1,790,000	1,821,826

Total Nevada				19,739,523

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Hampshire - 0.1%
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	$2,720,000	$2,724,162
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	2,295,000	2,298,259

Total New Hampshire				5,022,421

New Jersey - 6.7%
New Brunswick, NJ, Parking Authority Revenue:
AGM, GTD	5.000%	9/1/42	2,250,000	2,629,665
GTD, BAM	5.000%	9/1/39	4,000,000	4,607,640
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	9,784,775	(a)
Catholic Health East	4.750%	11/15/29	5,000,000	5,383,450
New Jersey Institute of Technology Revenue	5.000%	7/1/45	17,500,000	19,931,800
New Jersey State EDA Revenue	5.000%	6/15/21	7,500,000	8,233,650
New Jersey State EDA Revenue	5.000%	6/15/25	4,545,000	4,957,550
New Jersey State EDA Revenue	5.250%	6/15/30	13,000,000	14,494,480
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	9,240,000	9,566,634	(e)
Continental Airlines Inc. Project	5.500%	6/1/33	5,000,000	5,589,400	(e)
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,786,300	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,670,490	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,110,150	(e)
School Facilities Construction	5.000%	12/15/27	9,230,000	9,575,756
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.600%)	2.560%	3/1/28	20,000,000	19,523,400	(b)
School Facilities Construction	5.250%	12/15/33	8,310,000	8,633,176
School Facilities Construction	5.250%	12/15/33	4,190,000	4,419,654	(a)
School Facilities Construction, (SIFMA Municipal Swap Index Yield + 1.550%)	2.510%	9/1/27	22,065,000	21,578,687	(b)
School Facilities Construction, State Appropriations	5.000%	3/1/29	10,000,000	10,756,800
New Jersey State EDA, Motor Vehicle Surcharge Revenue	4.000%	7/1/34	5,000,000	4,963,950
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.625%	11/15/30	9,350,000	10,627,771	(e)
New Jersey State EFA Revenue, Richard Stockton College	5.375%	7/1/38	5,000,000	5,115,100	(a)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health	5.000%	7/1/37	1,750,000	2,033,045
Hackensack Meridian Health	5.000%	7/1/38	425,000	492,974
RWJ Barnabas Health Obligation Group	5.000%	7/1/43	7,000,000	7,900,270
University Hospital, AGM	5.000%	7/1/46	5,000,000	5,590,350
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	4,495,000	4,686,442
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,264,300
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	29,415,000	29,912,408	(e)
New Jersey State Transportation Trust Fund Authority Revenue:
CAB, Transportation System, NATL	0.000%	12/15/31	5,500,000	3,120,700

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Transportation Program	5.250%	6/15/41	$13,305,000	$14,530,656
Transportation Program	5.000%	6/15/45	5,000,000	5,349,100
Transportation System	5.875%	12/15/38	30,000,000	31,251,900
New Jersey State Turnpike Authority Revenue	5.000%	1/1/35	4,900,000	5,651,219
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	5,200,000	5,379,712
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	2,800,000	2,900,716	(a)
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,515,000	3,654,616	(a)
Rutgers State University, NJ, Revenue	5.000%	5/1/32	8,620,000	10,095,141
Rutgers State University, NJ, Revenue	5.000%	5/1/33	4,000,000	4,668,160

Total New Jersey				328,421,987

New Mexico - 0.4%
New Mexico Mortgage Finance Authority Revenue:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	2,050,000	2,094,915
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	535,000	536,220	(e)
New Mexico State Hospital Equipment Loan Council, Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	15,492,000	(a)

Total New Mexico				18,123,135

New York - 8.8%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	20,800,000	22,847,760	(a)
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/37	6,050,000	7,053,029
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/42	11,550,000	13,414,285
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	23,348,600	(a)
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	21,490,000	23,814,788
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/47	7,500,000	8,692,425
MTA, NY, Revenue:
Transportation	6.500%	11/15/28	8,080,000	8,475,759	(a)
Transportation	6.500%	11/15/28	1,920,000	2,016,096
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,033,840
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue	5.000%	6/15/46	8,470,000	9,880,340
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2013	5.000%	6/15/47	2,000,000	2,247,960
New York City, NY, TFA Revenue	5.000%	8/1/45	13,900,000	16,202,813
New York City, NY, TFA Revenue:
Future Tax Secured	5.000%	5/1/37	4,250,000	4,942,623
Future Tax Secured	5.000%	5/1/40	9,000,000	10,430,190
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,216,780
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,239,940
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.500%	7/1/40	35,000,000	38,392,200	(a)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/34	25,000,000	29,220,000
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/37	7,500,000	8,850,525
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3 Bonds	5.000%	2/15/43	9,400,000	11,014,450

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	$9,460,000	$10,177,163	(c)
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,675,600
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/46	11,450,000	13,045,901
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/26	7,500,000	8,037,300	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/34	2,160,000	2,396,952	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/41	14,570,000	16,022,920	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	17,425,000	19,076,367	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.250%	1/1/50	14,730,000	16,346,028	(e)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/30	5,500,000	6,348,540	(e)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	31,650,000	36,897,570	(i)
Port Authority of New York & New Jersey Revenue	5.000%	11/15/46	5,000,000	5,830,750
Port Authority of New York & New Jersey, Special Obligation Revenue:
5th Installment, Special Project	6.750%	10/1/19	485,000	504,274	(e)
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	8,897,600
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	16,660,050
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels	5.000%	11/15/42	5,100,000	6,000,354

Total New York				429,251,772

North Carolina - 1.6%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System	5.250%	1/15/34	13,400,000	13,931,578
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,192,820
Carolinas Healthcare System	5.250%	1/15/39	22,000,000	22,862,620
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,497,650
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,048,240	(a)
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,533,106	(a)
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/47	2,750,000	3,019,033
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/51	8,445,000	9,245,164
North Carolina State Turnpike Authority Revenue:
Senior Lien	5.000%	1/1/32	1,100,000	1,276,462
Senior Lien, AGM	5.000%	1/1/39	700,000	799,134
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue	5.000%	7/1/42	1,245,000	1,373,546
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	9,400,320	(a)
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	4,805,910

Total North Carolina				76,985,583

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 0.3%
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	$510,000	$511,499
Lucas County, OH, Hospital Revenue, Promedica Healthcare	6.000%	11/15/41	5,000,000	5,807,000
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,450,988
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC	5.400%	9/1/33	580,000	588,306
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,620,696	(e)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,819,109	(e)

Total Ohio				12,797,598

Oklahoma - 0.2%
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/47	2,500,000	2,829,325
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	3,000,000	3,010,770	(a)
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.875%	11/1/46	2,850,000	2,127,183

Total Oklahoma				7,967,278

Oregon - 0.6%
Oregon State Department of Administrative Services, COP	5.250%	5/1/39	1,900,000	1,997,261	(a)
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/21	5,000,000	5,580,000
Oregon State Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	18,207,396	(a)
University of Oregon General Revenue	5.000%	4/1/46	2,000,000	2,303,800

Total Oregon				28,088,457

Pennsylvania - 3.1%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	12/1/27	8,800,000	9,231,112
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	6/1/26	15,000,000	15,839,400
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/38	10,000,000	10,847,800
Dauphin County, PA, IDA, Revenue, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	2,975,568	(e)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	14,865,150
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	2,700,000	2,891,268
Erie, PA, Water Authority Revenue	5.000%	12/1/43	2,000,000	2,266,000
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,275,440
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre	5.000%	7/1/36	1,710,000	1,933,719
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	5,261,800	(a)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,333,360
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	10,300,000	11,198,984
Thomas Jefferson University	5.000%	3/1/40	5,710,000	6,131,741	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Thomas Jefferson University	5.000%	9/1/45	$5,000,000	$5,587,700
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,116,220	(a)
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	1,968,977	(a)
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,285,920	(a)
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,058,920	(a)
Pennsylvania State Turnpike Commission Revenue	5.000%	12/1/42	2,500,000	2,875,300
Pennsylvania State Turnpike Commission Revenue	5.000%	12/1/47	3,975,000	4,553,482
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,327,530	(a)
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	315,000	329,975	(f)
Philadelphia, PA, School District, GO	5.000%	9/1/30	2,705,000	3,008,961
Philadelphia, PA, School District, GO	5.000%	9/1/34	810,000	888,854
Philadelphia, PA, School District, GO	5.000%	9/1/35	1,200,000	1,312,560
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	6,000,000	6,779,880
State Public School Building Authority PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	3,500,000	3,953,845
Philadelphia School District Project, AGM	5.000%	6/1/33	10,500,000	11,774,805
Westmoreland County, PA, Municipal Authority Revenue, BAM	5.000%	8/15/42	2,000,000	2,290,760

Total Pennsylvania				153,165,031

Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Revenue:
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/34	1,600,000	1,775,408
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/39	4,000,000	4,404,680
Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	5,887,463	(a)

Total Rhode Island				12,067,551

South Carolina - 0.4%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	624,387	(f)
Unrefunded Balance, NATL	6.750%	1/1/20	670,000	735,077
South Carolina State Jobs, EDA, Hospital Revenue:
Palmetto Health, AGM	6.500%	8/1/39	3,500,000	4,026,645
Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,438,870	(a)
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	10,761,900

Total South Carolina				20,586,879

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,775,000	3,163,167

Tennessee - 1.2%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,295,525
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,172,500

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - (continued)
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue	5.000%	7/1/42	$2,500,000	$2,943,000
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue	5.000%	7/1/46	3,950,000	4,635,483
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Green Bond	5.000%	7/1/42	2,000,000	2,354,400
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	14,615,000	16,006,494
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	23,296,200
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	5,953,047

Total Tennessee				58,656,649

Texas - 10.7%
Alamo, TX, Regional Mobility Authority Revenue, Senior Lien	5.000%	6/15/46	4,700,000	5,387,328
Aldine, TX, ISD, GO, PSF-GTD	5.000%	2/15/45	11,710,000	13,651,401
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, PSF-GTD	5.000%	12/1/47	2,350,000	2,698,035
Austin, TX, Airport Systems Revenue	5.000%	11/15/39	7,000,000	7,811,510	(e)
Austin, TX, Airport Systems Revenue	5.000%	11/15/44	8,500,000	9,412,645	(e)
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/46	4,000,000	4,475,480
Central Texas Regional Mobility Authority Revenue:
Senior Lien	5.000%	1/1/40	4,000,000	4,489,400
Senior Lien	5.000%	1/1/45	4,500,000	5,024,925
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Idea Public Schools, PSF-GTD	5.000%	8/15/37	3,000,000	3,488,610
Idea Public Schools, PSF-GTD	5.000%	8/15/38	1,855,000	2,154,026
Idea Public Schools, PSF-GTD	5.000%	8/15/40	4,580,000	5,295,442
Idea Public Schools, PSF-GTD	5.000%	8/15/46	2,500,000	2,867,775
Dallas, TX, Waterworks & Sewer System Revenue	5.000%	10/1/46	8,000,000	9,419,520
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step bond, 0.000% until 10/1/23; 5.450%	0.000%	10/1/34	5,000,000	4,697,750
First Tier Toll Revenue	5.125%	10/1/43	2,000,000	2,225,500
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,046,650	(e)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	31,000,000	32,254,880	(a)
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,425,180	(f)
Harris County, TX, Houston Sports Authority Revenue:
Senior Lien, AGM	5.000%	11/15/26	6,000,000	7,042,980
Senior Lien, AGM	5.000%	11/15/27	4,000,000	4,678,520
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,024,600
Deer Park Refining Project	5.000%	2/1/23	44,000,000	46,849,440	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	$10,000,000	$10,246,700
Houston, TX, Utility System Revenue, Combined First Lien	5.000%	11/15/44	3,000,000	3,395,790
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,200,015
Love Field Airport Modernization Corp., TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,406,640	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/33	710,000	816,074	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/35	755,000	862,112	(e)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/36	710,000	808,953	(e)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	15,000,000	16,441,800
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	5,500,000	6,239,805
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview	5.000%	11/15/46	1,550,000	1,601,909
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
4-K Housing Inc., Stoney Brook Project	5.000%	7/1/47	980,000	1,037,291
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	3,800,000	4,149,391
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	1,700,000	1,871,564
North Texas Tollway Authority Revenue	4.000%	1/1/39	5,000,000	5,268,000
North Texas Tollway Authority Revenue	5.000%	1/1/39	6,000,000	6,850,140
North Texas Tollway Authority Revenue	5.000%	1/1/40	11,205,000	12,425,000
North Texas Tollway Authority Revenue	5.000%	1/1/45	11,000,000	12,415,260
North Texas Tollway Authority Revenue:
First Tier	6.250%	1/1/39	6,505,000	6,825,306	(a)
First Tier	6.250%	1/1/39	1,495,000	1,563,516
First Tier	5.000%	1/1/43	7,250,000	8,433,997
Southside, TX, ISD, GO, School Building, PSF-GTD	5.000%	8/15/47	5,060,000	5,919,745
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckingham Senior Living Ventana Project	6.750%	11/15/47	2,000,000	2,233,760
Buckner Senior Living Ventana Project	6.625%	11/15/37	500,000	558,175
Temple, TX, ISD, GO, PSF-GTD	5.000%	2/1/41	3,160,000	3,654,951
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	57,980,000	70,584,852
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/29	10,000,000	11,149,800
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/30	15,000,000	16,687,200
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/31	10,000,000	11,114,800

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	$15,000,000	$16,879,050
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	4,000,000	4,404,000	(e)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/55	5,000,000	5,486,600	(e)
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	19,813,140
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/42	15,000,000	16,672,650
Texas State Water Development Board Revenue	5.000%	10/15/42	8,000,000	9,477,200
Texas State Water Development Board Revenue	5.000%	10/15/47	22,500,000	26,548,650
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewsville Project	6.750%	12/1/51	5,500,000	5,838,360	(c)
Inspired Living Lewsville Project	10.000%	12/1/51	850,000	841,058

Total Texas				525,144,851

U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	6.750%	10/1/37	14,465,000	7,919,587
Matching Fund Loan	6.000%	10/1/39	4,915,000	2,617,238
Matching Fund Loan	5.000%	10/1/29	3,000,000	1,822,500

Total U.S. Virgin Islands				12,359,325

Utah - 0.3%
Salt Lake City, UT, Airport Revenue	5.000%	7/1/36	4,000,000	4,650,600	(e)
Salt Lake City, UT, Airport Revenue	5.000%	7/1/37	3,500,000	4,059,790	(e)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,750,000	1,960,403
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	3,750,000	4,186,350

Total Utah				14,857,143

Vermont - 0.1%
Vermont State Student Assistance Corp., Education Loan Revenue (3 mo. USD LIBOR + 3.000%)	4.385%	12/3/35	6,100,000	6,382,247	(b)(e)

Virginia - 1.6%
Arlington County, VA, IDA Revenue	5.000%	2/15/43	1,650,000	1,942,529
Hampton Roads, VA, Sanitation District Wastewater Revenue	5.000%	8/1/34	15,000,000	17,659,950
Hampton Roads, VA, Sanitation District Wastewater Revenue	5.000%	8/1/43	5,000,000	5,802,850
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,242,400	(a)
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	2,000,000	2,187,840
Virginia State College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Project	5.000%	3/1/41	7,225,000	7,687,761
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/41	6,940,000	7,881,272	(e)
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/45	9,730,000	10,971,840	(e)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - (continued)
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/27	$3,000,000	$3,329,130	(e)
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	5,000,000	5,542,900	(e)
Senior Lien, 95 Express Lanes LLC	5.000%	1/1/40	8,800,000	9,445,744	(e)

Total Virginia				77,694,216

Washington - 1.3%
Port of Seattle, WA, Revenue:
Inter Lien	5.000%	2/1/29	750,000	890,625
Inter Lien	5.000%	2/1/30	2,120,000	2,503,741
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	7.000%	7/1/39	8,500,000	9,187,310	(a)
Swedish Health Services	6.250%	11/15/41	21,550,000	24,889,819	(a)
Washington State HFC Revenue:
Heron’s Key	7.000%	7/1/45	2,000,000	2,147,860	(c)
Heron’s Key	7.000%	7/1/50	2,150,000	2,302,134	(c)
Presbyterian Retirement Communities North West Project	5.000%	1/1/51	3,250,000	3,409,380	(c)
Washington State, GO	5.000%	8/1/33	10,000,000	11,945,100	(h)
Washington State, GO	5.000%	8/1/34	6,900,000	8,197,131	(h)

Total Washington				65,473,100

West Virginia - 0.3%
West Virginia State Hospital Finance Authority Revenue:
United Health Systems	5.500%	6/1/34	4,030,000	4,260,153	(a)
United Health Systems	5.500%	6/1/39	4,000,000	4,228,440	(a)
United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,203,200	(a)

Total West Virginia				13,691,793

Wisconsin - 0.9%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,738,543	(e)
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	7.000%	12/1/50	8,100,000	9,473,193	(c)
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	9,653,760
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	8,334,690
Children’s Hospital	5.375%	8/15/37	2,800,000	2,978,836
Essentia Health, AGC	5.125%	2/15/30	6,475,000	6,851,651
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	3,707,200	(a)

Total Wisconsin				44,737,873

Wyoming - 0.2%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	11,629,970

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,501,579,423)				4,832,180,518

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.8%
MUNICIPAL BONDS - 0.8%
California - 0.0%
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.900%	8/1/37	$1,550,000	$1,550,000	(j)(k)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue, SPA-Sumitomo Mitsui Banking	0.970%	4/1/36	300,000	300,000	(j)(k)

Total California				1,850,000

Florida - 0.1%
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	1.010%	8/1/18	3,200,000	3,200,000	(e)(j)(k)
North Broward, FL, Hospital District Revenue, NATL, LOC-Northern Trust Co.	0.960%	12/16/20	1,500,000	1,500,000	(j)(k)

Total Florida				4,700,000

Georgia - 0.3%
Municipal Electric Authority of Georgia, LOC-Bank of Tokyo-Mitsubishi UFJ	0.950%	1/1/48	14,400,000	14,400,000	(j)(k)

Massachusetts - 0.2%
Massachusetts State HEFA Revenue, Partners Healthcare Systems Inc., SPA-JPMorgan Chase	0.930%	7/1/27	7,100,000	7,100,000	(j)(k)

Missouri - 0.0%
Missouri State HEFA Revenue, BJC Health System	0.950%	5/15/38	700,000	700,000	(j)(k)

New Jersey - 0.0%
New Jersey State Health Care Facilities Financing Authority Revenue, Southern Ocean County Hospital, LOC-Wells Fargo Bank N.A.	0.960%	7/1/36	200,000	200,000	(j)(k)

New York - 0.1%
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Dexia Credit Local	0.970%	8/1/23	1,200,000	1,200,000	(j)(k)
New York State Housing Finance Agency Revenue, 42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.980%	11/1/41	1,200,000	1,200,000	(e)(j)(k)
New York State LGAC Revenue, Subordinated Lien, SPA-JPMorgan Chase	1.020%	4/1/20	1,000,000	1,000,000	(j)(k)
New York State Urban Development Corp. Revenue, SPA-JPMorgan Chase	0.990%	3/15/33	500,000	500,000	(j)(k)

Total New York				3,900,000

North Carolina - 0.0%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	0.950%	10/1/38	1,700,000	1,700,000	(j)(k)

Texas - 0.0%
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.960%	12/1/41	1,245,000	1,245,000	(j)(k)
Rockwall, TX, ISD, GO, School Building, PSF-GTD, SPA-Wells Fargo Bank N.A.	0.960%	8/1/37	600,000	600,000	(j)(k)

Total Texas				1,845,000

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 0.1%
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.960%	12/1/38	$1,635,000	$1,635,000	(j)(k)
Washington State HFC, Non-Profit Housing Revenue:
Overlake School Project, LOC-Wells Fargo Bank N.A.	0.960%	10/1/29	235,000	235,000	(j)(k)
Panorama Project, LOC-Wells Fargo Bank N.A.	0.960%	4/1/43	900,000	900,000	(j)(k)

Total Washington				2,770,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $39,165,000)				39,165,000

TOTAL INVESTMENTS - 99.5% (Cost - $4,540,744,423)				4,871,345,518
Other Assets in Excess of Liabilities - 0.5%				23,435,107

TOTAL NET ASSETS - 100.0%				$4,894,780,625

*	Non-income producing security.

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	The coupon payment on these securities is currently in default as of November 30, 2017.

(h)	Securities traded on a when-issued or delayed delivery basis.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(l)	Payment-in-kind security for which the issuer has the option at each interest payment date of rolling interest payments in cash or additional debt securities.

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
LGAC	— Local Government Assistance Corporation
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2017

At November 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	778	3/18	$118,984,338	$118,037,188	$(947,150)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$4,832,180,518	—	$4,832,180,518
Short-Term Investments†	—	$39,165,000	—	$39,165,000

Total Investments	—	$4,871,345,518	—	$4,871,345,518

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$947,150	—	—	$947,150

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 24, 2018